Convertible and Senior Redeemable Preferred Shares and Warrants - Summary of Convertible and Senior Redeemable Preferred Shares and Warrants (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	$ 198,830
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	50,901
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	41,200
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	52,510
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	17,490
Senior Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	27,585
Super Senior Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	8,060
Redeemable Preferred Share Warrants [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants (Note 3)	$ 1,084